GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 30, 2017
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
Changes in net carrying amount of goodwill

(In millions)	Label and Graphic Materials	Retail Branding and Information Solutions	Industrial and Healthcare Materials	Total

Goodwill as of January 2, 2016	$277.9	$408.3	$–	$686.2
Acquisitions (1)	107.8	–	14.3	122.1
Transfer (2)	–	(53.1)	53.1	–
Translation adjustments	(12.4)	(1.3)	(1.0)	(14.7)

Goodwill as of December 31, 2016	373.3	353.9	66.4	793.6
2017 Acquisitions (1)	17.5	–	125.5	143.0
Acquisition adjustments (3)	4.8	–	.7	5.5
Translation adjustments	33.9	1.5	7.6	43.0

Goodwill as of December 30, 2017	$429.5	$355.4	$200.2	$985.1

(1)

Goodwill acquired in 2016 primarily related to the Mactac acquisition. Goodwill acquired in 2017 related to the acquisitions of Hanita, which is included in our Label and Graphic Materials ("LGM") reportable segment, and Finesse Medical and Yongle Tape, which are included in our Industrial and Healthcare Materials ("IHM") reportable segment.

(2)

In connection with our 2016 change in operating structure, we allocated goodwill associated with our fastener solutions reporting unit from our Retail Branding and Information Solutions ("RBIS") reportable segment to IHM based on the relative fair values of our fastener solutions and RBIS reporting units. Prior to 2016, no reporting units within IHM had allocated goodwill. Refer to Note 1, "Summary of Significant Accounting Policies," for more information.

(3)	Goodwill purchase price allocation adjustments related to the acquisition of Mactac in August 2016.

Summary of the preliminary amounts and weighted useful lives of finite-lived intangible assets

	Amount (in millions)	Weighted-average amortization period (in years)

Customer relationships	$71.5	16
Patents and other acquired technology	34.0	8
Trade names and trademarks	4.2	6

	Amount (in millions)	Weighted-average amortization period (in years)

Customer relationships	$26.1	15
Patents and other acquired technology	2.5	4

Schedule of finite-lived intangible assets

	2017			2016
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships (1)	$329.2	$226.4	$102.8	$247.1	$209.4	$37.7
Patents and other acquired technology (1)	86.9	51.3	35.6	52.0	46.7	5.3
Trade names and trademarks (2)	27.7	21.0	6.7	21.4	18.2	3.2
Other intangibles	12.0	12.0	–	11.7	11.5	.2

Total	$455.8	$310.7	$145.1	$332.2	$285.8	$46.4

(1)	Includes respective finite-lived intangible assets acquired from the 2017 Acquisitions and the Mactac acquisition.
(2)	Includes respective finite-lived intangible assets acquired from the 2017 Acquisitions.

Estimated amortization expense for finite lived intangible assets
(In millions)	Estimated Amortization Expense

2018	$14.7
2019	13.9
2020	12.0
2021	11.8
2022	10.8